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T. Rowe Price California Tax-Free Income Trust (the "Trust")
     California Tax-Free Bond Fund
     California Tax-Free Money Fund
        and
T. Rowe Price State Tax-Free Income Trust (the "Trust")
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     Maryland Tax-Free Bond Fund
     Maryland Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     Virginia Tax-Free Bond Fund
        and
T. Rowe Price Tax-Efficient Funds, Inc.
     T. Rowe Price Tax-Efficient Balanced Fund
     T. Rowe Price Tax-Efficient Growth Fund
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
T. Rowe Price Tax-Exempt Money Fund, Inc.
     T. Rowe Price Tax-Exempt Money Fund
     T. Rowe Price Tax-Exempt Money Fund--PLUS Class
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

 Supplement to Statement of Additional Information dated July 1, 2001
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 Effective October 1, 2001, the Investment Performance section on page 68 of the
 Statement of Additional Information will be amended to include the following:

 AFTER-TAX RETURNS

 After-tax returns reflect two different calculations for three different time frames: the return after taxes on dividends and capital gain distributions, and the return after-taxes on dividends and capital gain distributions plus gains (or losses) from redemptions for one-, five-, and 10-year or since inception periods. The after-tax returns may be adjusted if initial distributions (e.g. ordinary income, short-term capital gains, long-term capital gains) are subsequently reclassified.

 The before-tax return reflects the untaxed return on the payment of dividends and capital gain distributions. The after-tax return (excluding redemptions) reflects the taxed return on the payment of dividends and capital gains. The formula computing this return uses the highest individual federal tax income tax rate but excludes state and local taxes. The after-tax return (including redemptions) reflects the tax return on the payment of dividends and capital gain distributions plus any gains (or loses) on the redemption of fund shares. The formula computing this return uses the highest federal tax income tax rate but excludes state and local taxes. The formula also assumes that all shares are redeemed at the end of each indicated period. An investor's actual after-tax return will likely differ from those shown and depend on his or her tax situation. Past before- and after-tax returns do not necessarily indicate future performance.
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 The date of the above supplement is October 22, 2001.
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                                                                C03-045 10/22/01